ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Legal matters and related fees	$ 1,672	$ 1,397
Product rebates	747	898
Product returns	575	691
Interest	341	305
Employee compensation and benefit costs	316	304
Income taxes payable	158	196
Other	767	720
Accrued and other current liabilities	$ 4,576	$ 4,511